(Commonwealth Annuity and Life Insurance Company letterhead)

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210

Southborough, MA 01772

VIA EDGAR

May 5, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-4644

RE:	Commonwealth Annuity Life Insurance Company
Registration Statement Filed on Form N-4

Commonwealth Annuity Separate Account A (Commonwealth Annuity Preferred Plus)
(File Nos. 333-141019/811-22024)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of Prospectus and Statement of Additional information being used in connection with the “Commonwealth Annuity Preferred Plus” Annuity Contract that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 5 for the Commonwealth Annuity Separate Account A as filed electronically with the Commission on April 29, 2011 (Accession No. 0001047469-11-004235):

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at (508) 460-2438.

Sincerely,

/s/ Sheila St. Hilaire

Sheila St. Hilaire, Esq.